Related Parties: Schedule of Current Balances in Settlement with Related Metallurgical Plants (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Related Metallurgical Plants, Trade accounts receivable	$ 83,910	$ 183,106
Related Metallurgical Plants, Prepayments and other current assets	29,985	328,912
Related Metallurgical Plants, Loans issued	944,530
Related Metallurgical Plants, Total Assets	1,058,425	512,018
Related Metallurgical Plants, Trade accounts payable	129,630	91,122
Related Metallurgical Plants, Advances received and other payables	48,115	721
Related Metallurgical Plants, Total Liabilities	$ 177,745	$ 91,843